Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,853,000
Previously Paid Amount	0.00
Total Fee Amount	436.79
Total Offset Amount	0.00
Net Fee	436.79
Narrative - Max Aggregate Offering Price	$ 2,853,000
Final Prospectus	true